Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2018
Restructuring And Related Activities [Abstract]
Summary of Changes in Position of Restructuring Liabilities by Segment

The following table presents the changes in the position of restructuring liabilities in 2018 by segment:

	Balance January 1, 2018	Additions	Utilized	Released	Other changes(1)	Balance December 31, 2018
HPMS	86	5	(25)	-	(4)	62
Corporate and Other	3	-	-	-	-	3
	89	5	(25)	-	(4)	65

(1)	Other changes primarily related to translation differences and internal transfers.

The total restructuring liability as of December 31, 2018 of $65 million is classified in the balance sheet under current liabilities ($60 million) and non-current liabilities ($5 million).

The utilization of the restructuring liabilities mainly reflects the execution of ongoing restructuring programs the Company initiated in earlier years.

The following table presents the changes in the position of restructuring liabilities in 2017 by segment:

	Balance January 1, 2017	Additions	Utilized	Released	Other changes(1)	Balance December 31, 2017
HPMS	148	7	(65)	(16)	12	86
SP	3	-	-	-	(3)	-
Corporate and Other	-	-	-	-	3	3
	151	7	(65)	(16)	12	89

(1)	Other changes primarily related to translation differences and internal transfers.

Components of Restructuring Charges Less Releases Recorded in Liabilities

The components of restructuring charges less releases recorded in the liabilities in 2018, 2017 and 2016 are as follows:

	2018	2017	2016
Personnel lay-off costs	4	7	52
Other exit costs	2	10	19
Release of provisions/accruals	-	(16)	(3)
Net restructuring charges	6	1	68

Restructuring Charges Less Releases Recorded in Liabilities Per Line Item in Statement of Operations

The restructuring charges less releases recorded in operating income are included in the following line items in the statement of operations:

	2018	2017	2016
Cost of revenue	-	3	18
Selling, general and administrative	7	10	9
Research & development	-	(12)	41
Other income (expense)	(1)	-	-
Net restructuring charges	6	1	68